Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2019

MCS-QTLY-0919
1.804824.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	380,200	$23,956
Iridium Communications, Inc. (a)	689,400	17,538
		41,494
Entertainment - 0.4%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,815,374	28,297
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	233,100	23,723
Sinclair Broadcast Group, Inc. Class A	576,800	28,984
		52,707
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	7,412,300	54,332

TOTAL COMMUNICATION SERVICES		176,830

CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV	3,815,100	50,321
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	1,221,940	44,222
Drive Shack, Inc. (a)	3,261,528	17,025
Dunkin' Brands Group, Inc.	397,900	31,896
Wyndham Hotels & Resorts, Inc.	1,151,900	65,140
Wynn Resorts Ltd.	299,000	38,891
		197,174
Household Durables - 2.9%
D.R. Horton, Inc.	1,198,033	55,026
Lennar Corp. Class A	579,800	27,581
NVR, Inc. (a)	39,030	130,520
		213,127
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	294,000	7,462
Multiline Retail - 1.4%
Dollar General Corp.	578,100	77,477
Dollar Tree, Inc. (a)	247,200	25,153
		102,630
Specialty Retail - 2.7%
Aston Martin Lagonda Global Holdings PLC (a)(f)	76,778	465
AutoZone, Inc. (a)	42,800	48,066
IAA Spinco, Inc. (a)	631,600	29,527
National Vision Holdings, Inc. (a)	1,375,267	43,445
Ross Stores, Inc.	475,200	50,385
Tiffany & Co., Inc.	335,600	31,520
		203,408
Textiles, Apparel & Luxury Goods - 2.5%
Allbirds, Inc. (c)(d)	10,775	540
Brunello Cucinelli SpA	2,106,300	66,779
Prada SpA	9,324,400	28,624
PVH Corp.	309,600	27,530
Tapestry, Inc.	1,112,200	34,400
Under Armour, Inc. Class A (sub. vtg.) (a)(g)	1,111,600	25,645
		183,518

TOTAL CONSUMER DISCRETIONARY		957,640

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.2%
Performance Food Group Co. (a)	990,300	43,425
U.S. Foods Holding Corp. (a)	1,303,300	46,098
		89,523
Food Products - 1.4%
Bunge Ltd.	466,300	27,246
Conagra Brands, Inc.	1,218,400	35,175
Greencore Group PLC	16,031,284	41,682
		104,103
Personal Products - 0.5%
Coty, Inc. Class A	1,466,395	15,998
Edgewell Personal Care Co. (a)	791,525	24,086
		40,084

TOTAL CONSUMER STAPLES		233,710

ENERGY - 5.0%
Energy Equipment & Services - 1.1%
Borr Drilling Ltd. (a)(g)	2,162,800	20,771
Oceaneering International, Inc. (a)	2,002,670	30,941
Pacific Drilling SA (a)	932,940	8,770
TechnipFMC PLC	669,500	18,438
		78,920
Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	1,498,200	28,706
Cheniere Energy, Inc. (a)	740,800	48,263
GasLog Ltd.	1,170,977	16,675
Golar LNG Ltd.	1,987,345	33,666
Hess Corp.	1,000,200	64,853
Kosmos Energy Ltd.	7,207,824	43,319
The Williams Companies, Inc.	2,254,697	55,556
		291,038

TOTAL ENERGY		369,958

FINANCIALS - 21.1%
Banks - 8.7%
Bank of Hawaii Corp.	470,600	40,119
Cullen/Frost Bankers, Inc.	694,900	65,974
First Horizon National Corp.	3,435,500	56,342
First Republic Bank	186,500	18,531
Huntington Bancshares, Inc.	6,966,600	99,274
M&T Bank Corp.	631,100	103,658
Metro Bank PLC (a)(g)	3,375,019	14,726
Prosperity Bancshares, Inc. (g)	930,400	64,560
Signature Bank	614,800	78,362
SunTrust Banks, Inc.	626,500	41,725
UMB Financial Corp.	626,900	42,792
Wintrust Financial Corp.	300,220	21,478
		647,541
Capital Markets - 2.4%
Cboe Global Markets, Inc.	216,400	23,655
Lazard Ltd. Class A	596,600	23,094
Northern Trust Corp.	519,200	50,882
The NASDAQ OMX Group, Inc.	465,600	44,870
TPG Specialty Lending, Inc.	1,955,069	38,163
		180,664
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	1,222,100	17,128
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	426,959	11,916
Insurance - 7.6%
Arch Capital Group Ltd. (a)	3,219,500	124,562
Axis Capital Holdings Ltd.	652,000	41,513
Beazley PLC	2,922,200	20,487
First American Financial Corp.	1,316,000	76,091
FNF Group	1,612,400	69,140
Hartford Financial Services Group, Inc.	838,100	48,300
Hiscox Ltd.	974,407	20,145
Principal Financial Group, Inc.	566,600	32,885
Reinsurance Group of America, Inc.	588,300	91,728
Torchmark Corp.	496,800	45,368
		570,219
Thrifts & Mortgage Finance - 2.0%
LIC Housing Finance Ltd.	3,156,300	23,642
MGIC Investment Corp.	1,720,833	22,113
Radian Group, Inc.	4,410,144	100,551
		146,306

TOTAL FINANCIALS		1,573,774

HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	1,069,900	45,428
Hologic, Inc. (a)	537,730	27,559
ResMed, Inc.	263,600	33,925
Wright Medical Group NV (a)	1,147,623	33,120
		140,032
Health Care Providers & Services - 3.2%
Covetrus, Inc. (a)	256,280	6,066
Henry Schein, Inc. (a)	640,700	42,632
Molina Healthcare, Inc. (a)	593,100	78,752
Premier, Inc. (a)	835,900	32,391
Universal Health Services, Inc. Class B	495,400	74,736
		234,577
Health Care Technology - 0.4%
Cerner Corp.	443,300	31,762
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	398,300	27,646
Avantor, Inc.	1,334,800	23,479
Bruker Corp.	797,700	38,170
Lonza Group AG	137,924	47,331
		136,626
Pharmaceuticals - 2.2%
Amneal Pharmaceuticals, Inc. (a)	395,242	1,447
Catalent, Inc. (a)	1,204,450	68,039
Perrigo Co. PLC	719,200	38,844
Recordati SpA	698,700	31,348
Zogenix, Inc. (a)	512,000	24,663
		164,341

TOTAL HEALTH CARE		707,338

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	367,100	83,809
Kratos Defense & Security Solutions, Inc. (a)	2,240,400	55,226
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	29,881
Class C (a)(c)(d)	2,034	435
		169,351
Air Freight& Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	419,000	35,083
XPO Logistics, Inc. (a)(g)	131,802	8,894
		43,977
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	627,200	16,771
Stericycle, Inc. (a)	599,100	27,535
U.S. Ecology, Inc.	373,281	23,752
		68,058
Electrical Equipment - 2.7%
AMETEK, Inc.	817,392	73,246
Generac Holdings, Inc. (a)	812,000	58,708
Melrose Industries PLC	18,031,441	40,994
Regal Beloit Corp.	376,700	29,993
		202,941
Machinery - 1.5%
Donaldson Co., Inc.	1,489,100	74,381
Pentair PLC	904,500	35,104
		109,485
Marine - 0.3%
Goodbulk Ltd. (a)(d)	1,495,322	21,376
Professional Services - 0.7%
Equifax, Inc.	357,700	49,752
Road & Rail - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	1,379,800	49,452
Lyft, Inc. (g)	44,000	2,678
Lyft, Inc.	737,589	42,652
		94,782
Trading Companies & Distributors - 0.4%
Bunzl PLC	1,331,222	34,806

TOTAL INDUSTRIALS		794,528

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	2,027,900	17,743
Electronic Equipment & Components - 2.7%
Amphenol Corp. Class A	1,114,400	103,996
Fabrinet (a)	1,109,431	59,554
Keysight Technologies, Inc. (a)	425,700	38,109
		201,659
IT Services - 6.6%
Akamai Technologies, Inc. (a)	555,800	48,983
Euronet Worldwide, Inc. (a)	148,600	23,168
Fidelity National Information Services, Inc.	540,486	72,020
Fiserv, Inc. (a)	608,600	64,165
FleetCor Technologies, Inc. (a)	128,500	36,516
Leidos Holdings, Inc.	1,507,800	123,790
Verra Mobility Corp. (a)	1,463,000	20,263
WNS Holdings Ltd. sponsored ADR (a)	1,600,600	100,870
		489,775
Software - 2.0%
Black Knight, Inc. (a)	1,688,869	106,939
Citrix Systems, Inc.	453,200	42,710
		149,649

TOTAL INFORMATION TECHNOLOGY		858,826

MATERIALS - 2.8%
Chemicals - 1.6%
International Flavors & Fragrances, Inc. (g)	327,200	47,114
LG Chemical Ltd.	50,300	14,167
Nutrien Ltd.	490,000	26,865
Olin Corp.	1,352,652	27,148
		115,294
Metals & Mining - 1.2%
Franco-Nevada Corp.	340,200	29,566
Newcrest Mining Ltd.	1,277,984	30,844
Novagold Resources, Inc. (a)	5,202,276	32,164
		92,574

TOTAL MATERIALS		207,868

REAL ESTATE - 6.4%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Apartment Investment & Management Co. Class A	906,556	44,911
Cousins Properties, Inc.	1,301,597	45,790
Essex Property Trust, Inc.	260,800	78,819
Gaming & Leisure Properties	481,800	18,169
Healthcare Realty Trust, Inc.	1,230,900	39,364
Healthcare Trust of America, Inc.	1,640,400	44,176
SBA Communications Corp. Class A	325,200	79,807
Spirit MTA REIT	393,890	3,313
Spirit Realty Capital, Inc.	787,880	34,761
VEREIT, Inc.	3,795,500	34,615
VICI Properties, Inc.	2,512,700	53,621
		477,346
UTILITIES - 4.5%
Electric Utilities - 3.1%
Alliant Energy Corp.	1,526,900	75,643
IDACORP, Inc.	596,633	60,892
OGE Energy Corp.	2,156,500	92,622
		229,157
Gas Utilities - 1.4%
Atmos Energy Corp.	720,797	78,596
Spire, Inc.	330,700	27,253
		105,849
Independent Power and Renewable Electricity Producers - 0.0%
New Fortress Energy LLC	175,276	2,082

TOTAL UTILITIES		337,088

TOTAL COMMON STOCKS
(Cost $5,032,812)		6,694,906

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.9%
Leisure Products - 0.7%
Peloton Interactive, Inc.:
Series E (a)(c)(d)	1,758,856	37,428
Series F (c)(d)	748,920	15,937
		53,365
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (c)(d)	4,253	213
Series B (c)(d)	747	37
Series C (c)(d)	7,140	358
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	12,662
		13,270
TOTAL CONSUMER DISCRETIONARY		66,635
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)(d)	1,647,945	31,245
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	4,031

TOTAL CONVERTIBLE PREFERRED STOCKS		101,911

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	2,285	114
TOTAL PREFERRED STOCKS
(Cost $56,257)		102,025
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(h)
(Cost $430)	422	403
	Shares	Value (000s)

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	15,731,366	1,753
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	13,598,541	8,839
TOTAL OTHER
(Cost $20,404)		10,592

Money Market Funds - 9.6%
Fidelity Cash Central Fund 2.43% (i)	640,843,624	640,972
Fidelity Securities Lending Cash Central Fund 2.43% (i)(j)	76,362,297	76,370
TOTAL MONEY MARKET FUNDS
(Cost $717,296)		717,342
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,827,199)		7,525,268
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(80,706)
NET ASSETS - 100%		$7,444,562

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,232,000 or 2.4% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $868,000 or 0.0% of net assets.

 (g) Security or a portion of the security is on loan at period end.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc.	10/9/18	$125
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Peloton Interactive, Inc. Series F	8/30/18	$10,815
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,804
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$13,599
WME Entertainment Parent, LLC Class A	8/16/16	$16,565

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,253
Fidelity Securities Lending Cash Central Fund	608
Total	$3,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$25,046	$--	$135	$512	$20	$(3,555)	$--
Total	$25,046	$--	$135	$512	$20	$(3,555)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.